Stock-Based Compensation - Summary Of The Fair Value of the Stock Options (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.94%	4.26%	3.94%	4.25%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	5 years 10 months 24 days	6 years	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	82.71%	106.25%	89.54%	133.20%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock	$ 0.78	$ 0.78	$ 0.78	$ 1.01
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock	$ 0.96	$ 1.13	$ 1.13	$ 1.13